LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

17.          LEASES

Operating leases

The Group’s leases consist of various operating lease contracts for offices, kindergartens, play-and-learn centers and student care centers in different cities in the PRC and in Singapore. The Group determines if an arrangement is a lease at inception. The Group’s leases have remaining lease terms of up to seventeen years, none of them include options to extend or terminate the leases. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices included in the lease contracts. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As of December 31, 2021 and 2022, the Group had no leases that were classified as a financing lease. As of December 31, 2021 and 2022, the Group did not have additional operating leases that have not yet commenced but create significant rights and obligations for the Group.

Total operating lease expense for the years ended December 31, 2020, 2021 and 2022 was $15,634, $16,799, and $11,086, respectively, of which $9,222, $10,355 and $4,439 were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively. The operating lease expense was recorded in cost of revenues, and general and administrative expenses of continuing operations on the consolidated statements of operations.

The short term lease expense for the years ended December 31, 2020, 2021 and 2022 was $1,219, $1,234 and $661, respectively, of which $1,219, $1,234 and $428 were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively. The short term lease expense was recorded in cost of revenues, and general and administrative expenses on the consolidated statements of operations.

	For the year ended December 31,
	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	6,273	6,093
Right-of-use assets obtained in exchange for new lease obligations:	690	3,371

	As of December 31,
	2021	2022
Weighted average remaining lease term	6.38	5.79	year
Weighted average discount rate	6.41%	6.04%

17.          LEASES - continued

Operating leases - continued

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31, 2022:

Years ending December 31,
2023	6,229
2024	4,719
2025	3,416
2026	2,206
2027	843
2028 and thereafter	3,770
Less: imputed interest	(3,437)
Total operating lease liabilities	17,746
Less: current operating lease liabilities	5,372
Non-current operating lease liabilities	12,374